Submission	Aug. 14, 2026
Submission [Line Items]
Central Index Key	0000916365
Registrant Name	TRACTOR SUPPLY CO /DE/
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES